Insurance - Statutory Information (Details 3) (10-K) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Yosemite Insurance Company [Member] | Property, Liability and Casualty Insurance Product Line [Member]
Statutory Accounting Practices [Line Items]
Statutory net income	$ 15	$ 16	$ 41
Statutory capital and surplus	76	108
Merit Life Insurance Co [Member] | Life and Accident and Health Insurance Segment [Member]
Statutory Accounting Practices [Line Items]
Statutory net income	(1)	(2)	3
Statutory capital and surplus	123	171
American Health and Life Insurance Company [Member] | Life and Accident and Health Insurance Segment [Member]
Statutory Accounting Practices [Line Items]
Statutory net income	11	0	0
Statutory capital and surplus	184	0
Triton Insurance Company [Member] | Property, Liability and Casualty Insurance Product Line [Member]
Statutory Accounting Practices [Line Items]
Statutory net income	3	0	$ 0
Triton Insurance Company [Member] | Life and Accident and Health Insurance Segment [Member]
Statutory Accounting Practices [Line Items]
Statutory capital and surplus	$ 181	$ 0